INCOME TAXES - Deferred Tax Assets/Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 26,868	$ 16,916
Operating loss carryforwards	2,039	1,861
Deferred tax liabilities	(1,028)	0
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,587	4,731
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,533	6,624
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,553	2,207
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,163	716
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,752)	(1,005)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	714	546
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,031	1,236
Deferred tax liabilities	$ (1,028)	$ 0